Equity Transactions - Schedule of Option Activity (Details) 9M - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Accounting Policies [Abstract]
Beginning Balance, number of shares		672,533	475,033
Beginning Balance, weighted average exercise price		0.01	0.01	0.00
Options granted, number of shares	3,900,003	3,900,003	197,500	475,033
Options granted, weighted average exercise price				0.01
Options exercised, number of shares
Options exercised, weighted average exercise price
Options expired, number of shares
Options expired, weighted average exercise price
Ending Balance, number of shares	4,572,536	4,572,536	672,533	475,033
Ending Balance, weighted average exercise price	0.01	0.01	0.01	0.01